NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
NATURE OF OPERATIONS

1.	NATURE OF OPERATIONS

Great Panther Silver Limited (the “Company” or “Great Panther”) is a public company which is listed on the Toronto Stock Exchange trading under the symbol GPR, and on the NYSE American trading under the symbol GPL and is incorporated and domiciled in Canada. The Company’s registered and records office is located at 1330 – 200 Granville Street, Vancouver, BC.

The Company’s wholly-owned mining operations in Mexico are the Topia Mine (“Topia”), and the Guanajuato Mine Complex (“GMC”) which comprises the Company’s Guanajuato Mine, the San Ignacio Mine (“San Ignacio”), and the Cata processing plant. The Topia Mine is located in the Sierra Madre Mountains in the state of Durango in northwestern Mexico, and produces concentrates containing silver, gold, lead and zinc. The GMC produces silver and gold concentrate and is located in central Mexico approximately 30 kilometres from the Guanajuato International Airport.

In June 2017, Great Panther acquired the Coricancha Mine Complex (“Coricancha”), a gold-silver-copper-lead-zinc mine and 600 tonnes per day processing facility, located in the central Andes of Peru, approximately 90 kilometres east of Lima, and has been on care and maintenance since August 2013 (note 9(a)). The Company filed a positive Preliminary Economic Assessment on Coricancha in July 2018, and is undertaking a trial stope and bulk sample program (the “Bulk Sample Program” or “BSP”) in order to further de-risk the project. Following the completion of the BSP, the Company expects to be able to make a decision by the end of March 2019 on whether to commence the restart of Coricancha.

On September 23, 2018, the Company announced the signing of a scheme implementation deed (the "Implementation Deed") pursuant to which the Company has agreed to acquire all of the issued ordinary shares of Beadell Resources Limited (“Beadell”), a gold mining company listed on the Australian Securities Exchange and which operates the 100% owned Tucano Gold Mine (“Tucano”) in Amapá state, northern Brazil. On February 11 and 12, 2019, respectively, both the Company’s and Beadell’s shareholders approved the scheme. On February 15, 2019, the transaction was approved by the Supreme Court of Western Australia. Closing of the transaction is expected the first week of March 2019 following completion of customary closing requirements. Note 21(b) provides additional details of the transaction.

The Company also owns several exploration properties: El Horcón, Santa Rosa, and Plomo in Mexico; and Argosy in Canada. The El Horcón property is located 100 kilometres by road northwest of Guanajuato, Santa Rosa is located 15 kilometres northeast of Guanajuato, and the Plomo property is located in Sonora, Mexico. The Argosy property is located in the Red Lake Mining District in northwestern Ontario, Canada.